EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION ASSETS
Schedule of summary of the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset
(a)	Exploration and evaluation assets

	Newfoundland
	Queensway	Others	Total
Balance, December 31, 2023	$9,014,478	$78,709	$9,093,187
Acquisition costs – Kingsway Project	20,088,541	—	20,088,541
Expenditure target payment – Kingsway Project	750,000	—	750,000
Acquisition costs – royalty purchases and other claims	4,522,707	35,499	4,558,206
Claim staking and license renewal costs	15,250	300	15,550
Balance, December 31, 2024	34,390,976	114,508	34,505,484
Claim staking, option payments and license renewal costs	377,988	41,382	419,370
Acquisition cost - Maritime Resources Corp.	—	29,929,410	29,929,410
Acquisition cost – Exploits	12,548,526	—	12,548,526
Acquisition cost – Other claims	261,232	—	261,232
Balance, December 31, 2025	$47,578,722	$30,085,300	$77,664,022

(b)	Exploration and evaluation expenses

	Newfoundland
	Queensway	Others	Total
Cumulative exploration expense, December 31, 2023	$215,285,192	$574,857	$215,860,049
Assaying and metallurgical testing	7,206,656	—	7,206,656
Drilling	23,828,589	—	23,828,589
Trenching	2,932,976	—	2,932,976
Environmental, permitting and reclamation	3,348,316	—	3,348,316
Geological and geophysical studies	1,150,853	350	1,151,203
Personnel, consulting and overheads	11,978,431	488	11,978,919
Technical studies and resource evaluation	511,969	—	511,969
Property holding and other costs	1,604,712	—	1,604,712
	52,562,502	838	52,563,340
Cumulative exploration expense, December 31, 2024	267,847,694	575,695	268,423,389
Assaying and metallurgical testing	5,089,668	—	5,089,668
Drilling	15,995,380	—	15,995,380
Trenching	499,146	—	499,146
Environmental, permitting and reclamation	1,026,461	—	1,026,461
Geological and geophysical studies	1,638,692	135,402	1,774,094
Personnel, consulting and overheads	11,592,629	—	11,592,629
Technical studies and resource evaluation	3,350,234	30,734	3,380,968
Property holding and other costs	2,022,061	—	2,022,061
	41,214,271	166,136	41,380,407
Cumulative exploration expense, December 31, 2025	$309,061,965	$741,831	$309,803,796

Schedule of asset acquisition

Purchase consideration
Value of equity instruments issued	$20,000,000
Transaction costs	438,541
Total consideration	$20,438,541

Assets
Exploration and evaluation assets	$20,088,541
Property and equipment	350,000
Total assets acquired	$20,438,541